Credit Facility and Term Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Credit Facility and Term Loans

Credit facility and term loans consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
MidCap credit facility	$16,455	$15,114
Less: deferred debt issuance costs	(1,960)	(1,442)
Less discount associated with issuance of warrants	(44)	(32)

Total MidCap credit facility	$14,451	$13,640

Horizon term loan	$15,000	$15,000
Less: deferred debt issuance costs	(1,022)	(906)
Less discount associated with issuance of warrants	(929)	(755)

Total Horizon term loan	13,049	13,339
Less-current portion	—	—

Term loan-non current portion	$13,049	$13,339

Credit facility and term loans consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Mid Cap Credit facility	$4,575	$16,455
Less: deferred debt issuance costs	(876)	(1,960)
Less discount associated with issuance of warrants	(68)	(44)

Total Mid Cap credit facility	$3,631	$14,451

Mid Cap Term loan	$6,841	$—
Less: deferred debt issuance costs	(204)	—
Less discount associated with issuance of warrants	(16)	—

Total Mid Cap term loan	6,621	—
Less-current portion	(1,889)	—

Term loan-non current portion	$4,732	$—

Horizon Term loan	$—	$15,000
Less: deferred debt issuance costs	—	(1,022)
Less discount associated with issuance of warrants	—	(929)

Total Horizon term loan	—	13,049
Less-current portion	—	—

Term loan-non current portion	$—	$13,049

Schedule of Term Loan Payments of Principal Under the Horizon Term Loan

The term loan payments of principal under the Horizon Term Loan as of December 31, 2018 are as follows:

Year-Ending December 31
2019	$—
2020	2,500
2021	6,000
2022	6,000
Thereafter	500

Total term loan payments	$15,000

Schedule of Interest Expense, Net

Interest expense, net consisted of the following for the three and nine months ended September 30, 2018 and 2019:

	Three Months Ended
	September 30, 2018	September 30, 2019
	(in thousands)
Interest expense	$439	$955
Interest income	—	(80)

Total Interest expense, net	$439	$875

	Nine Months Ended
	September 30, 2018	September 30, 2019
	(in thousands)
Interest expense	$1,503	$3,456
Interest income	—	(88)

Total Interest expense, net	$1,503	$3,368

Interest expense, net consisted of the following for the years-ended December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Interest expense	$413	$2,354
Interest income	(1)	(1)

Total Interest expense, net	$412	$2,353